SUMMARY OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 275	$ 4,836	$ 4,479
License	44	777	777
Software	98	98	117
Total intangibles	417	5,711	5,373
Accumulated amortization	(236)	(2,357)	(2,112)
Intangible assets	$ 181	$ 3,354	$ 3,261